FT Vest U.S. Equity Moderate Buffer ETF - February Annual Total Returns	12 Months Ended
Dec. 31, 2024
FT Vest U.S. Equity Moderate Buffer ETF - February | FT Vest U.S. Equity Moderate Buffer ETF - February
Prospectus [Line Items]
Annual Return [Percent]	13.20%